Other operating income	12 Months Ended
Dec. 31, 2020
Other operating income.
Other operating income
22.	Other operating income
Other operating income consists of government grants and other miscellaneous income. Grants related to depreciable assets are recognized in profit or loss over the periods in which depreciation expense on those assets is recognized, corresponding to the useful lives of the assets.
Other operating income is comprised of:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Government grants	553,153	427,832	395,042
Claims income	101,778	96,388	141,408
Others	102,131	121,193	171,405

Total other operating income	757,062	645,413	707,855